Investments Accounted for Using the Equity Method - Summary Financial Information on Principal Associates (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of associates [line items]
Total current assets	¥ 558,196	¥ 586,645
Total assets	1,522,113	1,520,994
Total non-current assets	963,917	934,349
Total liabilities	533,232	538,856
Total current liabilities	529,982	536,389
Total non-current liabilities	3,250	2,467
Total equity	988,881	982,138	¥ 920,368	¥ 888,983
Total equity attributable to equity shareholders	985,636	979,021
Interest in associates	131,636	123,255
Revenue	740,514	708,421	668,335
(Loss)/profit before taxation	148,137	144,462	143,734
(Loss)/profit for the year	114,414	108,839	108,655
Other comprehensive (loss)/income	(1,778)	(261)	1,504
Total comprehensive (loss)/income	112,636	108,578	110,159
Shanghai Pudong Development Bank Co., Ltd. ('SPD Bank") [member]
Disclosure of associates [line items]
Total assets	6,135,061	5,857,263
Total liabilities		5,484,329
Total equity		372,934
Total equity attributable to equity shareholders	¥ 395,466	¥ 338,027
Percentage of ownership of the Group	18.00%	19.00%
Total equity attributable to the Group	¥ 71,896	¥ 64,158
The impact of fair value adjustments at the time of acquisition and goodwill	6,663	7,780
Interest in associates	78,559	71,938
Revenue	168,619	160,792	146,550
(Loss)/profit before taxation	69,785	69,975	66,877
(Loss)/profit for the year	52,515	51,374	49,704
Other comprehensive (loss)/income	(5,568)	(5,480)	4,458
Total comprehensive (loss)/income	46,947	45,894	54,162
Dividends received from associates	821	1,921	2,824
IFLYTEK Co., Ltd. ("IFLYTEK") [member]
Disclosure of associates [line items]
Total current assets	7,329	5,533
Total non-current assets	6,151	4,881
Total current liabilities	4,428	2,521
Total non-current liabilities	1,042	674
Total equity	8,010	7,219
Total equity attributable to equity shareholders	¥ 7,759	¥ 7,061
Percentage of ownership of the Group	13.00%	14.00%
Total equity attributable to the Group	¥ 1,047	¥ 962
The impact of fair value adjustments at the time of acquisition and goodwill	805	814
Interest in associates	1,852	1,776
Revenue	5,458	3,320	2,501
(Loss)/profit before taxation	584	561	465
(Loss)/profit for the year	428	484	425
Total comprehensive (loss)/income	428	484	425
Dividends received from associates	18	18	18
True Corporation Public Company Limited ("True Corporation") [member]
Disclosure of associates [line items]
Total current assets	23,566	23,135
Total non-current assets	69,511	61,532
Total current liabilities	39,589	30,333
Total non-current liabilities	26,643	29,492
Total equity	26,845	24,842
Total equity attributable to equity shareholders	¥ 26,711	¥ 24,714
Percentage of ownership of the Group	18.00%	18.00%
Total equity attributable to the Group	¥ 4,808	¥ 4,449
The impact of fair value adjustments at the time of acquisition and goodwill	2,664	2,847
Interest in associates	7,472	7,296
Revenue	28,262	23,520	21,416
(Loss)/profit before taxation	726	(437)	839
(Loss)/profit for the year	465	(531)	795
Other comprehensive (loss)/income	32	(87)
Total comprehensive (loss)/income	497	(618)	795
Dividends received from associates		5
China Tower Corporation Limited [member]
Disclosure of associates [line items]
Total current assets	30,517	39,565
Total non-current assets	292,125	272,103
Total current liabilities	150,438	171,568
Total non-current liabilities	44,710	14,548
Total equity	127,494	125,552
Total equity attributable to equity shareholders	¥ 127,494	¥ 125,552
Percentage of ownership of the Group	38.00%	38.00%
Total equity attributable to the Group	¥ 48,448	¥ 47,710
Elimination of unrealized profits resulting from the transfer of Tower Assets and its realization	(4,856)	(5,474)
Interest in associates	43,592	42,236
Revenue	68,665	54,474	10,325
(Loss)/profit before taxation	2,685	(776)	(3,864)
(Loss)/profit for the year	1,943	(575)	(2,944)
Total comprehensive (loss)/income	¥ 1,943	¥ (575)	¥ (2,944)